Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 396,362	$ 1,242,226
Prepaid expenses	258,173	509,248
Total current assets	654,535	1,751,474
Investments held in Trust Account	175,987,897	175,950,325
Total assets	176,642,432	177,701,799
Current liabilities:
Accounts payable	509,426	296,718
Accrued expenses	71,500	70,000
Franchise tax payable	173,872	83,836
Total current liabilities	754,798	450,554
Deferred underwriting commissions	6,900,000	6,900,000
Derivative warrant liabilities	18,170,000	15,871,750
Total Liabilities	25,824,798	23,222,304
Commitments and Contingencies
Class A common stock subject to possible redemption; $0.0001 par value; 17,250,000 shares at $10.20 per share at September 30, 2021 and December 31, 2020, respectively	175,950,000	175,950,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	0	0
Accumulated deficit	(25,132,797)	(21,470,936)
Total Stockholders' Deficit	(25,132,366)	(21,470,505)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	176,642,432	177,701,799
Restated Balance [Member]
Stockholders' Deficit:
Additional paid-in capital		0
Accumulated deficit		(21,470,936)
Total Stockholders' Deficit		(21,470,936)
Common Class A [Member]
Current liabilities:
Class A common stock subject to possible redemption; $0.0001 par value; 17,250,000 shares at $10.20 per share at September 30, 2021 and December 31, 2020, respectively	175,950,000	175,950,000
Stockholders' Deficit:
Common stock	0	0
Common Class B [Member]
Stockholders' Deficit:
Common stock	$ 431	$ 431